E*TRADE  S&P 500 Index Fund
Semi-Annual Report

The E*TRADE S&P 500 Index Fund ("Fund") seeks to track the performance, before fees and expenses, of the S&P 500 Index ("Index"). 1 The Fund invests all of its assets on the S&P 500 Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolios, a registered open-end management investment company. The Master Portfolio, in turn, invests substantially all of its assets in stocks comprising the S&P 500 Index, in proportion to their weighting in the index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on tracking the index. The S&P 500 Index is a widely followed Index of large-capitalization U.S. stocks.

For the semi-annual period ended June 30, 2002 ("reporting period"), the S&P 500 Index declined 13.16%. During the same period the Fund declined 13.36%. The difference is primarily caused by the Fund's operating expenses. You should remember that past performance is no guarantee of future returns and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Hints of an improving economy appeared to emerge in the first few months of 2002. Fourth quarter 2001 Gross Domestic Product ("GDP") growth, originally estimated at -1.1%, was revised upward in February to 0.2%, and again in March to 1.7%. Also, the unemployment rate declined, durable goods orders rose, and, in March, consumer confidence jumped a surprising 15%, helping to buoy markets and encourage investors.

However, the optimism was short-lived. By April, equity markets began to slump as weak economic indicators and negative news from corporate America clouded the outlook for recovery. Despite a robust first quarter GDP growth rate of 6.1%, second quarter growth was expected to be much slower. The labor market remained soft, consumer spending appeared to have peaked, and the U.S. dollar continued to weaken. A new wave of profit warnings was compounded by investor skepticism about accounting methods and corporate leadership after investigations of Worldcom and Tyco followed earlier investigations of Enron and Merrill Lynch. In response to the slower economic outlook, the Federal Reserve Board did not raise rates during the period.

The market  decline was felt most  severely  among  telecommunications  services
(4.06% of the S&P 500 Index as of June 30, 2002) and information technology (13.93% of the Index as of June 30, 2002) stocks, which declined 35.27% and 31.46%, respectively. Healthcare stocks (13.72% of the Index as of June 30, 2002) lost 16.73%, and industrials (11.02% of the Index as of June 30, 2002) fell 15.35%. Utilities stocks (3.09% of the Index as of June 30, 2002), dragged down in the aftermath of the Enron collapse, fell 14.12%. On the positive side, the best performing group was materials (3.22% of the Index as of June 30, 2002), which gained 8.66%. Consumer staples (9.90% of the Index as of June 30,
2002) and energy (7.58% of the Index as of June 30, 2002) returned 5.68% and 4.23%, respectively. In terms of individual declines, IBM (1.33% of the Fund as of June 30, 2002) suffered the biggest declines, falling 40.29% for the six months ending

June 30. General Electric (3.11% of the Fund as of June 30, 2002) fell 26.74%, and Citigroup (2.15% of the Fund as of June 30, 2002) lost 22.67%. Microsoft, the Index's largest holding (3.19% of the Index as of June 30, 2002), declined 17.43%. Coca Cola (1.50% of the Fund as of June 30, 2002) bucked the performance trend, gaining a healthy 19.70%, while Exxon Mobil Corporation (2.99% of the Fund as of June 30, 2002) returned 5.36%.

1 "Standard & Poor's (TM) ("S & P"), "S&P (TM)," "S&P 500 (TM)," "Standard & Poor's 500(R), and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM") for use in connection with the Fund. Neither the Master Portfolio nor the Fund is sponsored, endorsed, sold, or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)



     SECURITY                                          SHARES             VALUE
     --------------------------------------------------------------------------

     COMMON STOCKS--99.38%

     ADVERTISING--0.22%
     --------------------------------------------------------------------------
     Interpublic Group of Companies Inc.              108,757         2,692,823
     Omnicom Group Inc.                                53,258         2,439,216
     TMP Worldwide Inc.                         1      31,712           681,808
     --------------------------------------------------------------------------
                                                                      5,813,847
     --------------------------------------------------------------------------

     AEROSPACE / DEFENSE--1.76%
     --------------------------------------------------------------------------
     Boeing Co. (The)                                 238,807        10,746,315
     General Dynamics Corp.                            57,421         6,106,723
     Goodrich Corp.                                    29,030           793,100
     Lockheed Martin Corp.                            128,309         8,917,475
     Northrop Grumman Corp.                            32,114         4,014,250
     Raytheon Co.                                     113,363         4,619,542
     Rockwell Collins Inc.                             52,044         1,427,046
     United Technologies Corp.                        134,616         9,140,426
     --------------------------------------------------------------------------
                                                                     45,764,877
     --------------------------------------------------------------------------

     AIRLINES--0.19%
     --------------------------------------------------------------------------
     AMR Corp.                                  1      44,160           744,538
     Delta Air Lines Inc.                              35,083           701,660
     Southwest Airlines Co.                           219,686         3,550,126
     --------------------------------------------------------------------------
                                                                      4,996,324
     --------------------------------------------------------------------------

     APPAREL--0.31%
     --------------------------------------------------------------------------
     Jones Apparel Group Inc.                   1      36,664         1,374,900
     Liz Claiborne Inc.                                30,363           965,543
     Nike Inc. "B"                                     76,419         4,099,879
     Reebok International Ltd.                  1      16,938           499,671
     VF Corp.                                          31,348         1,229,155
     --------------------------------------------------------------------------
                                                                      8,169,148
     --------------------------------------------------------------------------

     AUTO MANUFACTURERS--0.72%
     --------------------------------------------------------------------------
     Ford Motor Company                               516,056         8,256,896
     General Motors Corp. "A"                         159,670         8,534,361
     Navistar International Corp.                      17,214           550,848
     PACCAR Inc.                                       32,973         1,463,672
     --------------------------------------------------------------------------
                                                                     18,805,777
     --------------------------------------------------------------------------

     AUTO PARTS & EQUIPMENT--0.26%
     --------------------------------------------------------------------------
     Cooper Tire & Rubber Co.                          20,819           427,830
     Dana Corp.                                        42,295           783,726
     Delphi Automotive Systems Corp.                  159,678         2,107,750
     Goodyear Tire & Rubber Co. (The)                  46,485           869,734
     TRW Inc.                                          36,275         2,066,949
     Visteon Corp.                                     37,234           528,723
     --------------------------------------------------------------------------
                                                                      6,784,712
     --------------------------------------------------------------------------

     --------------------------------------------------------------------------
     BANKS--8.20%
     --------------------------------------------------------------------------
     AmSouth Bancorp                                  102,952         2,304,066
     Bank of America Corp.                            438,223        30,833,370
     Bank of New York Co. Inc. (The)                  207,228         6,993,945
     Bank One Corp.                                   334,151        12,858,130
     BB&T Corp.                                       136,432         5,266,275
     Charter One Financial Inc.                        63,985         2,199,804
     Comerica Inc.                                     50,167         3,080,254
     Fifth Third Bancorp                              167,648        11,173,739
     First Tennessee National Corp.                    36,095         1,382,438
     FleetBoston Financial Corp.                      298,062         9,642,306
     Golden West Financial Corp.                       44,081         3,031,891
     Huntington Bancshares Inc.                        70,388         1,366,935
     JP Morgan Chase & Co.                            566,802        19,225,924
     KeyCorp                                          121,264         3,310,507
     Marshall & Ilsley Corp.                           60,412         1,868,543
     Mellon Financial Corp.                           125,552         3,946,099
     National City Corp.                              173,350         5,763,887
     Northern Trust Corp.                              63,119         2,781,023
     PNC Financial Services Group (The)                80,850         4,226,838
     Regions Financial Corp.                           65,294         2,295,084
     SouthTrust Corp.                                  98,702         2,578,096
     State Street Corp.                                92,593         4,138,907
     SunTrust Banks Inc.                               81,486         5,518,232
     Synovus Financial Corp.                           84,068         2,313,551
     U.S. Bancorp                                     544,233        12,707,841
     Union Planters Corp.                              57,701         1,867,781
     Wachovia Corp.                                   389,628        14,875,997
     Washington Mutual Inc.                           277,356        10,292,681
     Wells Fargo & Co.                                487,003        24,379,370
     Zions Bancorporation                              26,124         1,361,060
     --------------------------------------------------------------------------
                                                                    213,584,574
     --------------------------------------------------------------------------

     BEVERAGES--3.21%
     --------------------------------------------------------------------------
     Anheuser-Busch Companies Inc.                    249,528        12,476,400
     Brown-Forman Corp. "B"                            19,447         1,341,843
     Coca-Cola Co. (The)                              707,077        39,596,312
     Coca-Cola Enterprises Inc.                       127,168         2,807,869
     Coors (Adolf) Company "B"                         10,270           639,821
     Pepsi Bottling Group Inc.                         80,449         2,477,829
     PepsiCo Inc.                                     503,343        24,261,133
     --------------------------------------------------------------------------
                                                                     83,601,207
     --------------------------------------------------------------------------

     BIOTECHNOLOGY--0.80%
     --------------------------------------------------------------------------
     Amgen Inc.                                 1     295,784        12,387,434
     Biogen Inc.                                1      42,282         1,751,743
     Chiron Corp.                               1      54,093         1,912,188
     Genzyme Corp. - General Division           1      60,879         1,171,312
     Immunex Corp.                              1     157,169         3,511,155
     --------------------------------------------------------------------------
                                                                     20,733,832
     --------------------------------------------------------------------------

     BUILDING MATERIALS--0.25%
     --------------------------------------------------------------------------
     American Standard Companies Inc.           1      20,662         1,551,716
     Masco Corp.                                      137,759         3,734,646
     Vulcan Materials Co.                              28,873         1,264,637
     --------------------------------------------------------------------------
                                                                      6,550,999
     --------------------------------------------------------------------------

     CHEMICALS--1.49%
     --------------------------------------------------------------------------
     Air Products & Chemicals Inc.                     64,681         3,264,450
     Ashland Inc.                                      19,753           799,996
     Dow Chemical Co. (The)                           258,402         8,883,861
     Du Pont (E.I.) de Nemours & Co.                  282,747        12,553,967
     Eastman Chemical Co.                              22,004         1,031,988
     Engelhard Corp.                                   36,889         1,044,696
     Great Lakes Chemical Corp.                        14,288           378,489
     Hercules Inc.                              1      31,041           360,076
     PPG Industries Inc.                               48,048         2,974,171
     Praxair Inc.                                      46,505         2,649,390
     Rohm & Haas Co. "A"                               62,893         2,546,538
     Sherwin-Williams Co. (The)                        43,451         1,300,488
     Sigma-Aldrich Corp.                               20,836         1,044,925
     --------------------------------------------------------------------------
                                                                     38,833,035
     --------------------------------------------------------------------------

     COMMERCIAL SERVICES--1.10%
     --------------------------------------------------------------------------
     Apollo Group Inc. "A"                      1      49,162         1,937,966
     Block (H & R) Inc.                                52,241         2,410,922
     Cendant Corp.                              1     296,952         4,715,598
     Concord EFS Inc.                           1     145,338         4,380,487
     Convergys Corp.                            1      49,223           958,864
     Deluxe Corp.                                      18,054           702,120
     Donnelley (R.R.) & Sons Co.                       32,246           888,377
     Ecolab Inc.                                       36,714         1,697,288
     Equifax Inc.                                      41,218         1,112,886
     McKesson Corp.                                    81,833         2,675,939
     Moody's Corp.                                     43,927         2,185,368
     Paychex Inc.                                     106,785         3,341,303
     Quintiles Transnational Corp.              1      33,793           422,075
     Robert Half International Inc.             1      50,151         1,168,518
     --------------------------------------------------------------------------
                                                                     28,597,711
     --------------------------------------------------------------------------

     COMPUTERS--4.73%
     --------------------------------------------------------------------------
     Apple Computer Inc.                        1     101,262         1,794,363
     Cisco Systems Inc.                         1   2,084,319        29,076,250
     Computer Sciences Corp.                    1      48,646         2,325,279
     Dell Computer Corp.                        1     738,960        19,316,414
     Electronic Data Systems Corp.                    136,370         5,066,145
     EMC Corp.                                  1     632,963         4,778,871
     Gateway Inc.                               1      92,246           409,572
     Hewlett-Packard Co.                              859,511        13,133,328
     International Business Machines Corp.            487,348        35,089,056
     Lexmark International Inc. "A"             1      36,936         2,009,318
     NCR Corp.                                  1      28,036           970,046
     Network Appliance Inc.                     1      95,043         1,182,335
     Palm Inc.                                  1     164,909           290,240
     Sun Microsystems Inc.                      1     924,163         4,630,057
     Unisys Corp.                               1      91,623           824,607
     Veritas Software Corp.                     1     116,493         2,305,396
     --------------------------------------------------------------------------
                                                                    123,201,277
     --------------------------------------------------------------------------

     COSMETICS / PERSONAL CARE--2.51%
     --------------------------------------------------------------------------
     Alberto-Culver Co. "B"                            16,449           786,262
     Avon Products Inc.                                67,313         3,516,431
     Colgate-Palmolive Co.                            155,758         7,795,688
     Gillette Co. (The)                               300,853        10,189,891
     International Flavors & Fragrances Inc.           26,830           871,707

     Kimberly-Clark Corp.                             147,717         9,158,454
     Procter & Gamble Co.                             369,979        33,039,125
     --------------------------------------------------------------------------
                                                                     65,357,558
     --------------------------------------------------------------------------

     DISTRIBUTION / WHOLESALE--0.31%
     --------------------------------------------------------------------------
     Costco Wholesale Corp.                     1     129,265         4,992,214
     Genuine Parts Co.                                 49,605         1,729,726
     Grainger (W.W.) Inc.                              26,657         1,335,516
     --------------------------------------------------------------------------
                                                                      8,057,456
     --------------------------------------------------------------------------

     DIVERSIFIED FINANCIAL SERVICES--6.44%
     --------------------------------------------------------------------------
     American Express Co.                             378,609        13,751,079
     Bear Stearns Companies Inc. (The)                 28,375         1,736,550
     Capital One Financial Corp.                       62,594         3,821,364
     Citigroup Inc.                                 1,465,290        56,779,988
     Countrywide Credit Industries Inc.                35,185         1,697,676
     Fannie Mae                                       283,887        20,936,666
     Franklin Resources Inc.                           74,558         3,179,153
     Freddie Mac                                      197,856        12,108,787
     Household International Inc.                     129,964         6,459,211
     Lehman Brothers Holdings Inc.                     69,475         4,343,577
     MBNA Corp.                                       242,491         8,019,177
     Merrill Lynch & Co. Inc.                         245,589         9,946,354
     Morgan Stanley Dean Witter & Co.                 313,614        13,510,491
     Providian Financial Corp.                         82,198           483,324
     Schwab (Charles) Corp. (The)                     390,394         4,372,413
     SLM Corp.                                         44,221         4,285,015
     Stilwell Financial Inc.                           63,301         1,152,078
     T. Rowe Price Group Inc.                          35,224         1,158,165
     --------------------------------------------------------------------------
                                                                    167,741,068
     --------------------------------------------------------------------------

     ELECTRIC--2.68%
     --------------------------------------------------------------------------
     AES Corp. (The)                            1     152,106           824,415
     Allegheny Energy Inc.                             35,728           919,996
     Ameren Corp.                                      41,093         1,767,410
     American Electric Power Co. Inc.                  96,474         3,860,889
     Calpine Corp.                              1     106,447           748,322
     Cinergy Corp.                                     47,563         1,711,792
     CMS Energy Corp.                                  38,374           421,347
     Consolidated Edison Inc.                          60,536         2,527,378
     Constellation Energy Group Inc.                   46,697         1,370,090
     Dominion Resources Inc.                           78,739         5,212,522
     DTE Energy Co.                                    47,443         2,117,856
     Duke Energy Corp.                                236,234         7,346,877
     Edison International                       1      92,753         1,576,801
     Entergy Corp.                                     63,848         2,709,709
     Exelon Corp.                                      91,670         4,794,341
     FirstEnergy Corp.                                 84,732         2,828,354
     FPL Group Inc.                                    50,107         3,005,919
     Mirant Corp.                               1     114,436           835,383
     NiSource Inc.                                     59,078         1,289,673
     PG&E Corp.                                 1     110,858         1,983,250
     Pinnacle West Capital Corp.                       24,143           953,648
     PPL Corp.                                         41,889         1,385,688
     Progress Energy Inc.                              62,982         3,275,694
     Public Service Enterprise Group Inc.              58,710         2,542,143
     Reliant Energy Inc.                               86,419         1,460,481
     Southern Co.                                     200,557         5,495,262

     TECO Energy Inc.                                  43,817         1,084,471
     TXU Corp.                                         75,811         3,908,057
     Xcel Energy Inc.                                 112,218         1,881,896
     --------------------------------------------------------------------------
                                                                     69,839,664
     --------------------------------------------------------------------------

     ELECTRICAL COMPONENTS & EQUIPMENT--0.35%
     --------------------------------------------------------------------------
     American Power Conversion Corp.            1      55,787           704,590
     Emerson Electric Co.                             119,850         6,413,174
     Molex Inc.                                        55,093         1,847,268
     Power-One Inc.                             1      22,520           140,074
     --------------------------------------------------------------------------
                                                                      9,105,106
     --------------------------------------------------------------------------

     ELECTRONICS--0.60%
     --------------------------------------------------------------------------
     Agilent Technologies Inc.                  1     132,164         3,125,679
     Applera Corp. - Applied Biosystems Group          60,462         1,178,404
     Jabil Circuit Inc.                         1      56,239         1,187,205
     Johnson Controls Inc.                             25,226         2,058,694
     Millipore Corp.                                   13,759           440,013
     Parker Hannifin Corp.                             33,509         1,601,395
     PerkinElmer Inc.                                  35,791           395,491
     Sanmina-SCI Corp.                          1     149,198           941,439
     Solectron Corp.                            1     234,270         1,440,761
     Symbol Technologies Inc.                          65,276           554,846
     Tektronix Inc.                             1      25,969           485,880
     Thermo Electron Corp.                      1      49,065           809,573
     Thomas & Betts Corp.                              16,596           308,686
     Waters Corp.                               1      37,399           998,553
     --------------------------------------------------------------------------
                                                                     15,526,619
     --------------------------------------------------------------------------

     ENGINEERING & CONSTRUCTION--0.03%
     --------------------------------------------------------------------------
     Fluor Corp.                                       22,933           893,240
     --------------------------------------------------------------------------
                                                                        893,240
     --------------------------------------------------------------------------

     ENTERTAINMENT--0.06%
     --------------------------------------------------------------------------
     International Game Technology              1      25,650         1,454,355
     --------------------------------------------------------------------------
                                                                      1,454,355
     --------------------------------------------------------------------------

     ENVIRONMENTAL CONTROL--0.20%
     --------------------------------------------------------------------------
     Allied Waste Industries Inc.               1      56,125           538,800
     Waste Management Inc.                            175,953         4,583,576
     --------------------------------------------------------------------------
                                                                      5,122,376
     --------------------------------------------------------------------------

     FOOD--2.40%
     --------------------------------------------------------------------------
     Albertson's Inc.                                 115,775         3,526,507
     Archer-Daniels-Midland Co.                       185,483         2,372,328
     Campbell Soup Co.                                116,778         3,230,079
     ConAgra Foods Inc.                               152,937         4,228,708
     General Mills Inc.                               104,291         4,597,147
     Heinz (H.J.) Co.                                  99,740         4,099,314
     Hershey Foods Corp.                               38,857         2,428,563
     Kellogg Co.                                      116,466         4,176,471
     Kroger Co.                                 1     226,071         4,498,813
     Safeway Inc.                               1     137,588         4,016,194
     Sara Lee Corp.                                   223,334         4,609,614
     SUPERVALU Inc.                                    37,909           929,908
     Sysco Corp.                                      188,848         5,140,443
     Unilever NV - NY Shares                          162,719        10,544,191

     Winn-Dixie Stores Inc.                            40,017           623,865
     Wrigley (William Jr.) Co.                         64,151         3,550,758
     --------------------------------------------------------------------------
                                                                     62,572,903
     --------------------------------------------------------------------------

     FOREST PRODUCTS & PAPER--0.65%
     --------------------------------------------------------------------------
     Boise Cascade Corp.                               16,570           572,162
     Georgia-Pacific Corp.                             65,552         1,611,268
     International Paper Co.                          137,475         5,991,160
     Louisiana-Pacific Corp.                           29,769           315,254
     MeadWestvaco Corp.                                56,887         1,909,128
     Plum Creek Timber Co. Inc.                        52,574         1,614,022
     Temple-Inland Inc.                                15,077           872,355
     Weyerhaeuser Co.                                  62,190         3,970,832
     --------------------------------------------------------------------------
                                                                     16,856,181
     --------------------------------------------------------------------------

     GAS--0.14%
     --------------------------------------------------------------------------
     KeySpan Corp.                                     40,062         1,508,334
     Nicor Inc.                                        12,604           576,633
     Peoples Energy Corp.                              10,096           368,100
     Sempra Energy                                     58,454         1,293,587
     --------------------------------------------------------------------------
                                                                      3,746,654
     --------------------------------------------------------------------------

     HAND / MACHINE TOOLS--0.10%
     --------------------------------------------------------------------------
     Black & Decker Corp.                              22,899         1,103,732
     Snap-On Inc.                                      16,561           491,696
     Stanley Works (The)                               24,273           995,436
     --------------------------------------------------------------------------
                                                                      2,590,864
     --------------------------------------------------------------------------

     HEALTH CARE--4.50%
     --------------------------------------------------------------------------
     Aetna Inc.                                        41,542         1,992,770
     Bard (C.R.) Inc.                                  14,974           847,229
     Bausch & Lomb Inc.                                15,348           519,530
     Baxter International Inc.                        171,122         7,606,373
     Becton Dickinson & Co.                            73,543         2,533,556
     Biomet Inc.                                       76,292         2,069,039
     Boston Scientific Corp.                    1     115,575         3,388,659
     Guidant Corp.                              1      87,105         2,633,184
     HCA Inc.                                         146,337         6,951,008
     Health Management Associates Inc. "A"      1      68,692         1,384,144
     HEALTHSOUTH Corp.                          1     112,024         1,432,787
     Humana Inc.                                1      48,176           752,991
     Johnson & Johnson                                857,243        44,799,519
     Manor Care Inc.                            1      28,556           656,788
     Medtronic Inc.                                   345,624        14,809,988
     St. Jude Medical Inc.                      1      25,084         1,852,453
     Stryker Corp.                              1      56,180         3,006,192
     Tenet Healthcare Corp.                     1      92,769         6,637,622
     UnitedHealth Group Inc.                           87,664         8,025,639
     WellPoint Health Networks Inc.             1      41,284         3,212,308
     Zimmer Holdings Inc.                       1      55,286         1,971,499
     --------------------------------------------------------------------------
                                                                    117,083,278
     --------------------------------------------------------------------------

     HOME BUILDERS--0.11%
     --------------------------------------------------------------------------
     Centex Corp.                                      17,426         1,007,049
     KB HOME                                           14,618           752,973
     Pulte Homes Inc.                                  17,330           996,128
     --------------------------------------------------------------------------
                                                                      2,756,150
     --------------------------------------------------------------------------

     HOME FURNISHINGS--0.14%
     --------------------------------------------------------------------------
     Leggett & Platt Inc.                              55,805         1,305,837
     Maytag Corp.                                      22,075           941,499
     Whirlpool Corp.                                   19,343         1,264,258
     --------------------------------------------------------------------------
                                                                      3,511,594
     --------------------------------------------------------------------------

     HOUSEHOLD PRODUCTS / WARES--0.40%
     --------------------------------------------------------------------------
     American Greetings Corp. "A"                      18,547           308,993
     Avery Dennison Corp.                              31,272         1,962,318
     Clorox Co.                                        65,576         2,711,568
     Fortune Brands Inc.                               42,750         2,394,000
     Newell Rubbermaid Inc.                            75,996         2,664,420
     Tupperware Corp.                                  16,584           344,781
     --------------------------------------------------------------------------
                                                                     10,386,080
     --------------------------------------------------------------------------

     INSURANCE--4.79%
     --------------------------------------------------------------------------
     ACE Ltd.                                          74,646         2,358,814
     AFLAC Inc.                                       147,488         4,719,616
     Allstate Corp. (The)                             201,960         7,468,481
     Ambac Financial Group Inc.                        30,172         2,027,558
     American International Group Inc.                743,853        50,753,090
     AON Corp.                                         77,437         2,282,843
     Chubb Corp.                                       48,805         3,455,394
     CIGNA Corp.                                       40,105         3,907,029
     Cincinnati Financial Corp.                        46,193         2,149,360
     Conseco Inc.                               1      98,502           197,004
     Hancock (John) Financial Services Inc.            83,830         2,950,816
     Hartford Financial Services Group Inc.            70,439         4,189,007
     Jefferson-Pilot Corp.                             42,764         2,009,908
     Lincoln National Corp.                            53,240         2,236,080
     Loews Corp.                                       53,815         2,851,657
     Marsh & McLennan Companies Inc.                   77,955         7,530,453
     MBIA Inc.                                         42,050         2,377,087
     MetLife Inc.                                     200,825         5,783,760
     MGIC Investment Corp.                             30,089         2,040,034
     Progressive Corp. (The)                           62,620         3,622,567
     SAFECO Corp.                                      36,384         1,123,902
     St. Paul Companies Inc.                           59,305         2,308,151
     Torchmark Corp.                                   34,566         1,320,421
     UNUMProvident Corp.                               69,157         1,760,046
     XL Capital Ltd. "A"                               38,574         3,267,218
     --------------------------------------------------------------------------
                                                                    124,690,296
     --------------------------------------------------------------------------

     IRON / STEEL--0.09%
     --------------------------------------------------------------------------
     Allegheny Technologies Inc.                       22,939           362,436
     Nucor Corp.                                       22,214         1,444,799
     United States Steel Corp.                         28,818           573,190
     --------------------------------------------------------------------------
                                                                      2,380,425
     --------------------------------------------------------------------------

     LEISURE TIME--0.43%
     --------------------------------------------------------------------------
     Brunswick Corp.                                   25,633           717,724
     Carnival Corp. "A"                               166,965         4,623,261
     Harley-Davidson Inc.                              86,166         4,417,731
     Sabre Holdings Corp.                       1      41,131         1,472,490
     --------------------------------------------------------------------------
                                                                     11,231,206
     --------------------------------------------------------------------------

     LODGING--0.28%
     --------------------------------------------------------------------------
     Harrah's Entertainment Inc.                1      32,644         1,447,761

     Hilton Hotels Corp.                              105,484         1,466,228
     Marriott International Inc. "A"                   69,136         2,630,625
     Starwood Hotels & Resorts Worldwide Inc.          56,757         1,866,738
     --------------------------------------------------------------------------
                                                                      7,411,352
     --------------------------------------------------------------------------

     MACHINERY--0.53%
     --------------------------------------------------------------------------
     Caterpillar Inc.                                  97,900         4,792,205
     Cummins Inc.                                      11,786           390,117
     Deere & Co.                                       67,678         3,241,776
     Dover Corp.                                       57,725         2,020,375
     Ingersoll-Rand Co. "A"                            48,104         2,196,429
     McDermott International Inc.               1      17,941           145,322
     Rockwell International Corp.                      52,773         1,054,405
     --------------------------------------------------------------------------
                                                                     13,840,629
     --------------------------------------------------------------------------

     MANUFACTURERS--5.00%
     --------------------------------------------------------------------------
     Cooper Industries Ltd. "A"                        26,492         1,041,136
     Crane Co.                                         17,013           431,790
     Danaher Corp.                                     42,979         2,851,657
     Eastman Kodak Co.                                 82,977         2,420,439
     Eaton Corp.                                       19,985         1,453,909
     General Electric Co.                           2,829,129        82,186,197
     Honeywell International Inc.                     232,761         8,200,170
     Illinois Tool Works Inc.                          87,155         5,952,687
     ITT Industries Inc.                               25,835         1,823,951
     Pall Corp.                                        34,940           725,005
     Textron Inc.                                      39,827         1,867,886
     3M Co.                                           110,841        13,633,443
     Tyco International Ltd.                          568,478         7,680,138
     --------------------------------------------------------------------------
                                                                    130,268,408
     --------------------------------------------------------------------------

     MEDIA--3.23%
     --------------------------------------------------------------------------
     AOL Time Warner Inc.                       1   1,267,617        18,646,646
     Clear Channel Communications Inc.          1     174,418         5,584,864
     Comcast Corp. "A"                          1     269,248         6,418,872
     Dow Jones & Co. Inc.                              23,978         1,161,734
     Gannett Co. Inc.                                  75,902         5,760,962
     Knight Ridder Inc.                                23,715         1,492,859
     McGraw-Hill Companies Inc. (The)                  55,229         3,297,171
     Meredith Corp.                                    14,122           541,579
     New York Times Co. "A"                            43,134         2,221,401
     Tribune Co.                                       85,704         3,728,124
     Univision Communications Inc.              1      65,173         2,046,432
     Viacom Inc. "B"                            1     503,191        22,326,585
     Walt Disney Co. (The)                            580,917        10,979,331
     --------------------------------------------------------------------------
                                                                     84,206,560
     --------------------------------------------------------------------------

     METAL FABRICATE / HARDWARE--0.02%
     --------------------------------------------------------------------------
     Worthington Industries Inc.                       24,323           440,246
     --------------------------------------------------------------------------
                                                                        440,246
     --------------------------------------------------------------------------

     MINING--0.82%
     --------------------------------------------------------------------------
     Alcan Inc.                                        91,447         3,431,091
     Alcoa Inc.                                       241,027         7,990,045
     Barrick Gold Corp.                               154,027         2,924,973
     Freeport-McMoRan Copper & Gold Inc.        1      41,082           733,314
     Inco Ltd.                                  1      51,879         1,174,541
     Newmont Mining Corp.                             111,519         2,936,295

     Phelps Dodge Corp.                                25,256         1,040,547
     Placer Dome Inc.                                  93,914         1,052,776
     --------------------------------------------------------------------------
                                                                     21,283,582
     --------------------------------------------------------------------------

     OFFICE / BUSINESS EQUIPMENT--0.16%
     --------------------------------------------------------------------------
     Pitney Bowes Inc.                                 68,502         2,720,899
     Xerox Corp.                                1     204,969         1,428,634
     --------------------------------------------------------------------------
                                                                      4,149,533
     --------------------------------------------------------------------------

     OIL & GAS PRODUCERS--7.01%
     --------------------------------------------------------------------------
     Amerada Hess Corp.                                25,328         2,089,560
     Anadarko Petroleum Corp.                          70,693         3,485,165
     Apache Corp.                                      40,894         2,350,587
     Burlington Resources Inc.                         57,265         2,176,070
     ChevronTexaco Corp.                              303,892        26,894,442
     Conoco Inc.                                      178,407         4,959,715
     Devon Energy Corp.                                44,507         2,193,305
     EOG Resources Inc.                                33,035         1,311,490
     Exxon Mobil Corp.                              1,930,736        79,005,717
     Kerr-McGee Corp.                                  28,543         1,528,478
     Kinder Morgan Inc.                                34,771         1,321,993
     Marathon Oil Corp.                                88,168         2,391,116
     Nabors Industries Ltd.                            41,030         1,448,359
     Noble Corp.                                       38,277         1,477,492
     Occidental Petroleum Corp.                       106,740         3,201,133
     Phillips Petroleum Co.                           108,981         6,416,801
     Rowan Companies Inc.                       1      26,736           573,487
     Royal Dutch Petroleum Co. - NY Shares            604,668        33,420,000
     Sunoco Inc.                                       21,715           773,705
     Transocean Sedco Forex Inc.                       90,868         2,830,538
     Unocal Corp.                                      69,636         2,572,354
     --------------------------------------------------------------------------
                                                                    182,421,507
     --------------------------------------------------------------------------

     OIL & GAS SERVICES--0.55%
     --------------------------------------------------------------------------
     Baker Hughes Inc.                                 96,034         3,196,972
     BJ Services Co.                            1      44,594         1,510,845
     Halliburton Co.                                  124,019         1,976,863
     Schlumberger Ltd.                                164,292         7,639,578
     --------------------------------------------------------------------------
                                                                     14,324,258
     --------------------------------------------------------------------------

     PACKAGING & CONTAINERS--0.13%
     --------------------------------------------------------------------------
     Ball Corp.                                        16,169           670,690
     Bemis Co.                                         15,072           715,920
     Pactiv Corp.                               1      45,020         1,071,476
     Sealed Air Corp.                           1      23,893           962,171
     --------------------------------------------------------------------------
                                                                      3,420,257
     --------------------------------------------------------------------------

     PHARMACEUTICALS--7.98%
     --------------------------------------------------------------------------
     Abbott Laboratories                              444,283        16,727,255
     Allergan Inc.                                     36,795         2,456,066
     AmerisourceBergen Corp.                           29,858         2,269,208
     Bristol-Myers Squibb Co.                         551,816        14,181,671
     Cardinal Health Inc.                             128,586         7,896,466
     Forest Laboratories Inc. "A"               1      50,857         3,600,676
     King Pharmaceuticals Inc.                  1      70,599         1,570,828
     Lilly (Eli) and Co.                              320,048        18,050,707
     MedImmune Inc.                             1      71,195         1,879,548
     Merck & Co. Inc.                                 644,859        32,655,660

     Pfizer Inc.                                    1,777,773        62,222,055
     Pharmacia Corp.                                  368,131        13,786,506
     Schering-Plough Corp.                            417,381        10,267,573
     Watson Pharmaceuticals Inc.                1      30,318           766,136
     Wyeth                                            377,569        19,331,533
     --------------------------------------------------------------------------
                                                                    207,661,888
     --------------------------------------------------------------------------

     PIPELINES--0.19%
     --------------------------------------------------------------------------
     Dynegy Inc. "A"                                  102,833           740,398
     El Paso Corp.                                    164,159         3,383,317
     Williams Companies Inc.                          146,989           880,464
     --------------------------------------------------------------------------
                                                                      5,004,179
     --------------------------------------------------------------------------

     REAL ESTATE INVESTMENT TRUSTS--0.29%
     --------------------------------------------------------------------------
     Equity Office Properties Trust                   118,665         3,571,817
     Equity Residential Properties Trust               78,170         2,247,388
     Simon Property Group Inc.                         50,084         1,845,095
     --------------------------------------------------------------------------
                                                                      7,664,300
     --------------------------------------------------------------------------

     RETAIL--7.62%
     --------------------------------------------------------------------------
     AutoZone Inc.                              1      30,022         2,320,670
     Bed Bath & Beyond Inc.                     1      83,108         3,136,496
     Best Buy Co. Inc.                          1      91,261         3,312,774
     Big Lots Inc.                                     33,009           649,617
     Circuit City Stores Inc.- Circuit City Group      59,740         1,120,125
     CVS Corp.                                        111,577         3,414,256
     Darden Restaurants Inc.                           49,303         1,217,784
     Dillards Inc. "A"                                 23,974           630,276
     Dollar General Corp.                              94,759         1,803,264
     Family Dollar Stores Inc.                         49,276         1,736,979
     Federated Department Stores Inc.           1      57,257         2,273,103
     Gap Inc. (The)                                   246,753         3,503,893
     Home Depot Inc.                                  670,404        24,623,939
     Kohls Corp.                                1      95,683         6,705,465
     Limited Inc. (The)                               147,715         3,146,330
     Lowe's Companies Inc.                            221,136        10,039,574
     May Department Stores Co. (The)                   81,491         2,683,499
     McDonald's Corp.                                 362,113        10,302,115
     Nordstrom Inc.                                    38,322           867,993
     Office Depot Inc.                          1      87,781         1,474,721
     Penney (J.C.) Co. Inc. (The)                      76,101         1,675,744
     RadioShack Corp.                                  49,490         1,487,669
     Sears, Roebuck and Co.                            89,764         4,874,185
     Staples Inc.                               1     133,099         2,622,050
     Starbucks Corp.                            1     109,907         2,731,189
     Target Corp.                                     258,141         9,835,172
     Tiffany & Co.                                     41,477         1,459,990
     TJX Companies Inc.                               153,662         3,013,312
     Toys R Us Inc.                             1      59,907         1,046,575
     Walgreen Co.                                     291,347        11,254,735
     Wal-Mart Stores Inc.                           1,266,288        69,658,503
     Wendy's International Inc.                        32,623         1,299,374
     Yum! Brands Inc.                                  84,396         2,468,583
     --------------------------------------------------------------------------
                                                                    198,389,954
     --------------------------------------------------------------------------

     SEMICONDUCTORS--3.24%
     --------------------------------------------------------------------------
     Advanced Micro Devices Inc.                1      97,208           944,862
     Altera Corp.                               1     109,385         1,487,636

     Analog Devices Inc.                        1     103,905         3,085,979
     Applied Materials Inc.                     1     466,314         8,869,292
     Applied Micro Circuits Corp.               1      85,219           403,086
     Broadcom Corp. "A"                         1      76,455         1,341,021
     Intel Corp.                                    1,903,400        34,775,118
     KLA-Tencor Corp.                           1      53,839         2,368,378
     Linear Technology Corp.                           90,359         2,839,983
     LSI Logic Corp.                            1     105,316           921,515
     Maxim Integrated Products Inc.             1      91,929         3,523,639
     Micron Technology Inc.                     1     171,248         3,462,635
     National Semiconductor Corp.               1      51,022         1,488,312
     Novellus Systems Inc.                      1      41,332         1,405,288
     NVIDIA Corp.                               1      42,575           731,439
     PMC-Sierra Inc.                            1      47,351           438,944
     QLogic Corp.                               1      26,456         1,007,974
     Teradyne Inc.                              1      52,064         1,223,504
     Texas Instruments Inc.                           493,756        11,702,017
     Vitesse Semiconductor Corp.                1      57,169           177,796
     Xilinx Inc.                                1      95,516         2,142,424
     --------------------------------------------------------------------------
                                                                     84,340,842
     --------------------------------------------------------------------------

     SOFTWARE--5.22%
     --------------------------------------------------------------------------
     Adobe Systems Inc.                                68,261         1,945,439
     Autodesk Inc.                                     32,653           432,652
     Automatic Data Processing Inc.                   176,545         7,688,535
     BMC Software Inc.                          1      69,119         1,147,375
     Citrix Systems Inc.                        1      51,813           312,951
     Computer Associates International Inc.           164,693         2,616,972
     Compuware Corp.                            1     106,296           645,217
     First Data Corp.                                 217,683         8,097,808
     Fiserv Inc.                                1      54,442         1,998,566
     IMS Health Inc.                                   82,197         1,475,436
     Intuit Inc.                                1      60,243         2,995,282
     Mercury Interactive Corp.                  1      23,824           546,999
     Microsoft Corp.                            1   1,541,698        84,330,881
     Novell Inc.                                1     103,225           331,352
     Oracle Corp.                               1   1,563,264        14,804,110
     Parametric Technology Corp.                1      74,246           254,664
     PeopleSoft Inc.                            1      88,406         1,315,481
     Rational Software Corp.                    1      55,340           454,341
     Siebel Systems Inc.                        1     134,819         1,917,126
     Yahoo! Inc.                                1     170,210         2,512,300
     --------------------------------------------------------------------------
                                                                    135,823,487
     --------------------------------------------------------------------------

     TELECOMMUNICATION EQUIPMENT--0.90%
     --------------------------------------------------------------------------
     ADC Telecommunications Inc.                1     226,100           517,769
     Andrew Corp.                               1      27,922           400,122
     Avaya Inc.                                 1     102,817           508,944
     CIENA Corp.                                1     122,591           513,656
     Comverse Technology Inc.                   1      53,189           492,530
     JDS Uniphase Corp.                         1     387,621         1,034,948
     Lucent Technologies Inc.                   1     975,487         1,619,308
     Motorola Inc.                                    646,462         9,321,982
     Nortel Networks Corp.                          1,092,378         1,583,948
     QUALCOMM Inc.                              1     219,115         6,023,471
     Scientific-Atlanta Inc.                           44,587           733,456
     Tellabs Inc.                               1     116,969           725,208
     --------------------------------------------------------------------------
                                                                     23,475,342
     --------------------------------------------------------------------------

     TELECOMMUNICATIONS--1.56%
     --------------------------------------------------------------------------
     AT&T Wireless Services Inc.                1     770,421         4,506,963
     Citizens Communications Co.                1      80,226           670,689
     Corning Inc.                                     270,506           960,296
     Nextel Communications Inc. "A"             1     231,989           744,685
     Qwest Communications International Inc.          477,389         1,336,689
     Sprint Corp. (PCS Group)                   1     282,553         1,263,012
     Verizon Communications Inc.                      775,201        31,124,320
     --------------------------------------------------------------------------
                                                                     40,606,654
     --------------------------------------------------------------------------

     TELEPHONE--2.51%
     --------------------------------------------------------------------------
     Alltel Corp.                                      88,520         4,160,440
     AT&T Corp.                                     1,081,406        11,571,044
     BellSouth Corp.                                  533,628        16,809,282
     CenturyTel Inc.                                   40,241         1,187,110
     SBC Communications Inc.                          950,895        29,002,297
     Sprint Corp. (FON Group)                         253,678         2,691,524
     --------------------------------------------------------------------------
                                                                     65,421,697
     --------------------------------------------------------------------------

     TEXTILES--0.09%
     --------------------------------------------------------------------------
     Cintas Corp.                                      48,356         2,390,237
     --------------------------------------------------------------------------
                                                                      2,390,237
     --------------------------------------------------------------------------

     TOBACCO--1.08%
     --------------------------------------------------------------------------
     Philip Morris Companies Inc.                     609,098        26,605,401
     UST Inc.                                          48,085         1,634,890
     --------------------------------------------------------------------------
                                                                     28,240,291
     --------------------------------------------------------------------------

     TOYS / GAMES / HOBBIES--0.13%
     --------------------------------------------------------------------------
     Hasbro Inc.                                       49,282           668,264
     Mattel Inc.                                      124,196         2,618,052
     --------------------------------------------------------------------------
                                                                      3,286,316
     --------------------------------------------------------------------------

     TRANSPORTATION--0.65%
     --------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.               109,040         3,271,200
     CSX Corp.                                         60,456         2,118,983
     FedEx Corp.                                1      84,955         4,536,597
     Norfolk Southern Corp.                           110,483         2,583,093
     Union Pacific Corp.                               71,698         4,537,049
     --------------------------------------------------------------------------
                                                                     17,046,922
     --------------------------------------------------------------------------

     TRUCKING & LEASING--0.02%
     --------------------------------------------------------------------------
     Ryder System Inc.                                 17,627           477,515
     --------------------------------------------------------------------------
                                                                        477,515
     --------------------------------------------------------------------------

     TOTAL COMMON STOCKS
     (Cost: $2,875,906,437)                                       2,587,936,349
     --------------------------------------------------------------------------
                                                   SHARES OR
     SECURITY                                     FACE AMOUNT             VALUE
     --------------------------------------------------------------------------

     SHORT TERM INSTRUMENTS--2.31%
     --------------------------------------------------------------------------
     Barclays Global Investors Funds Institutional
     Money Market Fund, Institutional Shares       39,152,356        39,152,356

     Dreyfus Money Market Fund                      1,593,085         1,593,085

     General Electric Commercial Paper
       1.78%, 07/09/02                              9,500,000         9,500,000

     Goldman Sachs Financial Square Prime
       Obligation Fund                                170,019           170,019

     Providian Temp Cash Money Market Fund          7,165,422         7,165,422

     U.S. Treasury Bill
       1.68%, 09/26/02                      2 3     2,500,000         2,489,970
     --------------------------------------------------------------------------
     TOTAL SHORT TERM INSTRUMENTS
     (Cost: $60,070,746)                                             60,070,852
     --------------------------------------------------------------------------


     TOTAL INVESTMENTS IN SECURITIES -- 101.69%
     (Cost $2,935,977,183)                                        2,648,007,201
     --------------------------------------------------------------------------
     Other Assets, Less Liabilities -- (1.69%)                      (44,023,515)
     --------------------------------------------------------------------------
     NET ASSETS -- 100.00%                                       $2,603,983,686
     ==========================================================================


1    Non-income earning securities.
2    Yield to Maturity.
3 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------

ASSETS

Investment in S&P 500 Master Portfolio ("Master Portfolio"), at market value (Note 1)              $          85,654,282
Due from E*TRADE Asset Management, Inc. (Note 2)                                                                  30,452
                                                                                                   ----------------------
      TOTAL ASSETS                                                                                            85,684,734
                                                                                                   ----------------------
LIABILITIES
Accrued administration fee (Note 2)                                                                                6,772
Distribution to shareholders                                                                                     260,682
Due to Trustees                                                                                                      372
Accrued expenses                                                                                                 112,510
                                                                                                   ----------------------
      TOTAL LIABILITIES                                                                                          380,336
                                                                                                   ----------------------
TOTAL NET ASSETS                                                                                   $          85,304,398
                                                                                                   ======================
NET ASSETS CONSIST OF:
Paid-in                                                                                                      111,958,236
capital
Distributions in excess of net investment income                                                                   (902)
Net realized loss on investments and futures contracts                                                       (4,722,404)
Net unrealized depreciation of investments and futures contracts                                            (21,930,532)
                                                                                                   ======================
TOTAL NET ASSETS                                                                                   $          85,304,398
                                                                                                   ======================
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                                    10,862,648
                                                                                                   ======================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                     $                7.85
                                                                                                   ======================


   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2002 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
      Dividends*                                                                                   $             622,356
      Interest                                                                                                    25,913
      Expenses (Note 2)                                                                                          (21,810)
                                                                                                   ----------------------
               NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                             626,459
                                                                                                   ----------------------
EXPENSES (NOTE 2):
      Advisory fee                                                                                                 8,707
      Administration fee                                                                                          43,534
      Shareholder servicing fees                                                                                 108,834
      Transfer agency fees                                                                                        76,627
      Legal services                                                                                              37,590
      Audit services                                                                                               7,697
      Custodian fee                                                                                               21,480
      Registration fees                                                                                           28,282
      Trustee fees                                                                                                30,217
      Other expenses                                                                                              21,774
                                                                                                   ----------------------
      TOTAL FUND EXPENSES BEFORE WAIVER                                                                          384,742

Waived fees and reimbursed expenses (Note 2)                                                                    (232,417)
                                                                                                   ----------------------
      NET EXPENSES                                                                                               152,325
                                                                                                   ----------------------
NET INVESTMENT INCOME                                                                                            474,134
                                                                                                   ----------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
ALLOCATED FROM MASTER PORTFOLIO
Net realized loss on:
      Sale of investments                                                                                     (2,124,511)
      Futures contracts and foreign currency transactions                                                       (364,370)
Change in unrealized depreciation of:
      Investments                                                                                            (10,801,065)
      Futures contracts and translation of assets and liabilities in foreign currencies                          (23,180)
                                                                                                   ----------------------

               NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
               FUTURE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO                                              (13,313,126)
                                                                                                   ----------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $         (12,838,992)
                                                                                                   ======================

-------------------------------------------------------------------------------------------------------------------------

*   Net of foreign withholding tax of $3,675

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------

                                                                               For the Six Months
                                                                              Ended June 30, 2002    For the Year Ended
                                                                                  (Unaudited)         December 31, 2001
                                                                             ---------------------  --------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                        $             474,134  $            712,925
Net realized loss on sale of investments                                                (2,488,881)           (2,114,357)
Net change in unrealized appreciation/(depreciation) of investments and
futures contracts                                                                      (10,824,245)           (6,479,634)
                                                                             ---------------------  --------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   (12,838,992)           (7,881,066)
                                                                             ---------------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                  (483,642)             (705,044)
Distributions from net realized gain on sale of investments                                     --                (5,766)
                                                                             ---------------------  --------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                       (483,642)             (710,810)
                                                                             ---------------------  --------------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                        25,833,541            42,458,853
Value of shares issued in reinvestment of dividends and                                    208,575               663,633
distributions
Cost of shares redeemed                                                                 (9,225,643)          (15,656,500)
                                                                             ---------------------  --------------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                  16,816,473            27,465,986
                                                                             ---------------------  --------------------
REDEMPTION FEES                                                                             12,694                25,116
                                                                             ---------------------  --------------------
NET INCREASE IN NET ASSETS                                                               3,506,533            18,899,226
NET ASSETS:
Beginning of period                                                                     81,797,865            62,898,639
                                                                             ---------------------  --------------------
END OF OF PERIOD                                                             $          85,304,398  $         81,797,865
                                                                             =====================  ====================
SHARE TRANSACTIONS:
Number of shares sold                                                                    2,933,369             4,562,685
Number of shares reinvested                                                                 22,920                73,653
Number of shares redeemed                                                               (1,071,010)           (1,658,992)
                                                                             ---------------------  --------------------
NET INCREASE IN SHARES OUTSTANDING                                                       1,885,279             2,977,346
                                                                             =====================  ====================

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Period from
                                                                                                               February 17, 1999
                                                      Six                                                        (commencement
                                                 Months Ended          Year Ended           Year Ended       of operations) through
                                                 June 30, 2002        December 31,          December 31,           December 31,
FOR A SHARE OUTSTANDING FOR THE PERIOD            (Unaudited) 7           2001    7             2000   7               1999      7
                                                 -------------       --------------       --------------     ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD              $      9.11          $     10.48          $     11.83          $       10.00
                                                  -----------          -----------          -----------          -------------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                               0.05                 0.09                 0.12                   0.09
     Net realized and unrealized (loss) gain on
     investments                                        (1.26)               (1.37)               (1.22)                  1.84
                                                  -----------          -----------          -----------          -------------
     TOTAL (LOSS) INCOME FROM INVESTMENT
     OPERATIONS                                         (1.21)               (1.28)               (1.10)                  1.93
                                                  -----------          -----------          -----------          -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income           (0.05)               (0.09)               (0.13)                 (0.09)
     Distributions from net realized gains                 --                (0.00) 4             (0.12)                 (0.01)
                                                  -----------          -----------          -----------          -------------

     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (0.05)               (0.09)               (0.25)                 (0.10)
                                                  -----------          -----------          -----------          -------------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                 0.00   4             0.00  4              0.00   4               0.00   4
                                                  -----------          -----------          -----------          -------------
NET ASSET VALUE, END OF PERIOD                    $      7.85          $      9.11          $     10.48          $       11.83
                                                  ===========          ===========          ===========          =============

TOTAL RETURN                                           (13.36)% 8           (12.20)%              (9.39)%                19.31 % 3
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)     $    85,304          $    81,798          $    62,899          $      46,906
     Ratio of expenses to average net assets     1       0.40 % 6             0.31 %               0.32 % 5               0.32 % 56
     Ratio of net investment income to average
     net assets                                  2       1.09 % 6             1.02 %               0.95 %                 1.14 % 6
     Portfolio turnover rate of Master Portfolio         3.91 % 8             9.21 %              11.00 %                 7.00 % 3

1 The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were 0.93% and 0.54, respectively.
2 The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were 0.56% and 0.83%, respectively.
3 For the period February 17, 1999 (commencement of operations) through December
  31, 1999 and not indicative of a full year's operating results.
4 Rounds to less than $0.01.
5 The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period February 17, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the period from February 17, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
6 Annualized
7 Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the S&P 500 Index Master Portfolio.
8 Not annualized.

The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

E*TRADE S&P 500 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2002 the Trust consisted of seven active series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). * The Fund seeks to achieve its objective by investing in the S&P 500 Index Master Portfolio (the "Master Portfolio") which, in turn, invests in stocks and other assets and attempts to match the total return of the stocks making up the S&P 500 Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund

"Standard & Poor's(TM)" ("S&P"), "S&P(TM)," "S&P 500(TM)," "Standard and Poor's 500 ?," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM") for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2002, the value of the Fund's investment in the Master Portfolio was 3.29% the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's interests held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2002.

As of December 31, 2001, for federal income tax purposes, the Fund had a capital loss carryforward of $1,299,260 expiring in 2009. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2001, the Fund has elected to defer $190,960 of capital losses attributable to Post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, ETAM is currently paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master fund and 0.07% on that portion of the Fund's assets not invested the Master Portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio (and indirectly the Fund as a shareholder of the Master Portfolio) at a annual rate equal to 0.05% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM a monthly fee calculated at an annual rate of 0.10% of its average daily net assets for its services as administrator of the Fund.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC (formerly E*TRADE Securities, Inc.), a wholly-owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by such affiliate to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.40% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.40%.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, LLC also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2002.

3. PORTFOLIO SECURITIES LOANED

As of June 30, 2002, the Master Portfolio had loaned securities, which were collateralized by U.S. Government obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including securities on loan (1)) (Cost:  $2,935,977,183) (Note 1)     $          2,648,007,201
Receivables:
       Dividends and interest                                                                                              3,732,669
                                                                                                            ------------------------
Total Assets                                                                                                           2,651,739,870
                                                                                                            ------------------------
LIABILITIES
Payables:
       Due to broker - variation margin                                                                                       48,660
       Collateral for securities loaned (Note 4)                                                                          47,458,401
       Due to bank                                                                                                               302
       Advisory fees (Note 2)                                                                                                248,821
                                                                                                            ------------------------
Total Liabilities                                                                                                         47,756,184
                                                                                                            ------------------------
NET ASSETS                                                                                                  $          2,603,983,686
                                                                                                            ========================


------------------------------------------------------------------------------------------------------------------------------------

     1 Securities on loan with market value of $45,040,990. See Note 4.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


NET INVESTMENT INCOME
       Dividends (Net of foreign withholding tax of $113,874)                                              $             19,886,094
       Interest                                                                                                             780,355
       Securities lending income                                                                                             58,836
                                                                                                           -------------------------
Total investment income                                                                                                  20,725,285
                                                                                                           -------------------------
EXPENSES (Note 2)
       Advisory fees                                                                                                        699,680
                                                                                                           -------------------------
Total expenses                                                                                                              699,680
                                                                                                           -------------------------
Net investment income                                                                                                    20,025,605
                                                                                                           -------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized loss on sale of investments                                                                         (67,846,000)
       Net realized loss on sale of futures contracts                                                                   (11,308,276)
       Net change in unrealized appreciation (depreciation) of investments                                             (340,189,160)
       Net change in unrealized appreciation (depreciation) of futures contracts                                         (1,017,949)
                                                                                                           -------------------------
Net loss on investments                                                                                                (420,361,385)
                                                                                                           -------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $           (400,335,780)
                                                                                                           =========================

------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         FOR THE SIX MONTHS
                                                                                        ENDED JUNE 30, 2002      FOR THE YEAR ENDED
                                                                                                (UNAUDITED)       DECEMBER 31, 2001
                                                                                        -------------------      -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
       Net investment income                                                             $       20,025,605      $       37,024,939
       Net realized loss                                                                        (79,154,276)            (12,632,674)
       Net change in unrealized appreciation (depreciation)                                    (341,207,109)           (404,143,934)
                                                                                         ------------------      -------------------
Net decrease in net assets resulting from operations                                           (400,335,780)           (379,751,669)
                                                                                         ------------------      -------------------
INTERESTHOLDER TRANSACTIONS:
       Contributions                                                                            567,000,337             931,988,808
       Withdrawals                                                                             (354,594,821)           (988,412,872)
                                                                                         ------------------      -------------------
Net increase (decrease) in net assets resulting from interestholder transactions                212,405,516             (56,424,064)
                                                                                         ------------------      -------------------
Decrease in net assets                                                                         (187,930,264)           (436,175,733)
                                                                                         ------------------      -------------------
NET ASSETS:
Beginning of period                                                                           2,791,913,950           3,228,089,683
                                                                                         ------------------      -------------------
End of period                                                                            $    2,603,983,686      $    2,791,913,950
                                                                                         ==================      ===================

------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

   These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

   The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION

   The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

   Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

   FEDERAL INCOME TAXES

   MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

   It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

   FUTURES CONTRACTS

   The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

   As of June 30, 2002, the open futures contracts outstanding were as follows:

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                                         NUMBER OF           FUTURES     EXPIRATION             NOTIONAL         NET UNREALIZED
MASTER PORTFOLIO                         CONTRACTS             INDEX           DATE       CONTRACT VALUE           DEPRECIATION
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
S&P 500 Index Master Portfolio              66               S&P 500       09/19/02       $   16,336,650         $     (748,425)


------------------------------------------------------------------------------------------------------------------------------------


     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $2,500,000.

   REPURCHASE AGREEMENTS

   The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at June 30, 2002.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

   MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

   Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

   Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

   Investment transactions (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

                  Purchases at cost               $  339,680,588
                  Sales proceeds                      89,021,608

   At June 30, 2002, the cost of investments for federal income tax purposes was $2,935,977,183. Net unrealized depreciation aggregated $287,969,982, of which $304,824,250 represented gross unrealized appreciation on securities and $592,794,232 represented gross unrealized depreciation on securities.

4. PORTFOLIO SECURITIES LOANED

   The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

   As of June 30, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at June 30, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5. FINANCIAL HIGHLIGHTS

   Financial highlights for the Master Portfolio were as follows:

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                                   SIX
                          MONTHS ENDED      YEAR ENDED     YEAR ENDED   PERIOD ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                         JUNE 30, 2002    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   FEBRUARY 28,   FEBRUARY 28,    FEBRUARY 28,
                           (UNAUDITED)            2001           2000           1999 1         1999           1998            1997

-----------------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to 2          0.05 %          0.05 %         0.05 %         0.05 %         0.05 %         0.05 %          0.05 %
average net assets

Ratio of net         2          1.43 %          1.31 %         1.22 %         1.44 %         1.61 %         1.89 %          2.31 %
investment income to
average net assets

Portfolio turnover                 3 %             9 %           10 %            7 %           11 %            6 %             4 %
rate

Total return                  (13.16)% 3      (11.96)%        (9.19)%        19.82 % 3      19.65 %        34.77 %         25.97 %

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
  1 FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28 TO DECEMBER 31.
  2  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
  3  NOT ANNUALIZED.